Average Annual Total Returns - Small Cap Growth Stock Portfolio	Small Cap Growth Stock Portfolio 1 Yr	Small Cap Growth Stock Portfolio 5 Yr	Small Cap Growth Stock Portfolio 10 Yr	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Growth Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	33.47%	16.90%	13.38%	34.63%	16.36%	13.48%	39.46%	17.93%	13.93%